VCA-2

Schedule of Investments (unaudited)

as of March 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Aerospace & Defense — 4.6%
Airbus Se (France)	10,497	$1,392,597
Boeing Co. (The)	15,660	5,973,037
United Technologies Corp.	18,182	2,343,478

		9,709,112

Automobiles — 1.0%
Tesla Inc.*	7,387	2,067,326

Banks — 9.1%
Bank of America Corp.	138,941	3,833,382
BB&T Corp.	28,751	1,337,784
Citigroup, Inc.	53,308	3,316,824
JPMorgan Chase & Co.	54,307	5,497,498
PNC Financial Services Group, Inc. (The)	18,380	2,254,491
SunTrust Banks Inc.	22,711	1,345,627
Wells Fargo & Co.	38,466	1,858,677

		19,444,283

Biotechnology — 0.9%
BioMarin Pharmaceutical, Inc.*	22,507	1,999,297

Building Products — 0.9%
Johnson Controls International PLC	50,595	1,868,979

Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The)	9,199	1,766,116

Chemicals — 2.2%
DowDuPont, Inc.	24,554	1,308,974
FMC Corp.	17,220	1,322,840
Linde PLC (United Kingdom)	11,213	1,972,703

		4,604,517

Communication Equipment — 2.3%
Cisco Systems, Inc.	68,251	3,684,872
Nokia OYJ (Finland), ADR	221,436	1,266,614

		4,951,486

Consumer Finance — 1.9%
Capital One Financial Corp.	29,849	2,438,365
SLM Corp.	168,496	1,669,795

		4,108,160

Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	54,514	3,223,413

Electric Utilities — 3.6%
American Electric Power Co., Inc.	48,195	4,036,331
Exelon Corp.	74,135	3,716,388

		7,752,719

Electrical Equipment — 0.7%
Emerson Electric Co.	22,759	1,558,309

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	15,579	678,777

Entertainment — 1.9%
Netflix, Inc.*	8,658	3,087,096
Walt Disney Co. (The)	9,683	1,075,111

		4,162,207

Equity Real Estate Investment Trust (REITs) — 3.8%
American Campus Communities Inc.	32,184	1,531,315
American Tower Corp.	25,206	4,967,094
Boston Properties, Inc.	11,330	1,516,860

		8,015,269

Food & Staples Retailing — 1.5%
Wal-Mart Stores, Inc.	32,911	3,209,810

Food Products — 2.0%
Conagra Brands, Inc.	46,659	1,294,321
Mondelez International, Inc.	57,750	2,882,880

		4,177,201

Health Care Equipment & Supplies — 1.8%
Intuitive Surgical, Inc.*	2,825	1,611,889
Zimmer Biomet Holdings, Inc.	16,879	2,155,448

		3,767,337

Health Care Providers & Service — 1.4%
Cigna Corp.	6,293	1,012,040
Laboratory Corp. of America Holdings*	12,293	1,880,583

		2,892,623

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	10,248	1,946,095

Household Products — 1.5%
Procter & Gamble Co. (The)	31,289	3,255,620

Insurance — 2.9%
Brighthouse Financial, Inc.*	26,727	969,923
Chubb Ltd. (Switzerland)	22,440	3,143,395
MetLife, Inc.	49,754	2,118,028

		6,231,346

Interactive Media & Services — 5.6%
Alphabet, Inc.*	5,151	6,062,160
Facebook, Inc. (Class A Stock)*	15,247	2,541,522
Tencent Holdings Ltd. (China), ADR	73,748	3,390,933

		11,994,615

Internet & Direct Marketing Retail — 3.3%
Alibaba Group Holding Ltd. (China), ADR*	15,488	2,825,786
Amazon.com, Inc.*	2,361	4,204,351

		7,030,137

IT Services — 5.7%
Adyen NV (Netherlands)*	4,012	3,149,908
Mastercard Inc.	17,010	4,005,005
PayPal Holdings, Inc.*	32,407	3,365,143
Square, Inc.*	20,748	1,554,440

		12,074,496

Life Sciences Tools & Services — 1.3%
Illumina, Inc.*	9,262	2,877,611

Media — 2.2%
Comcast Corp. (Class A Stock)	79,831	3,191,643
Liberty Global PLC (United Kingdom) (Class A Stock)*	60,767	1,471,169

		4,662,812

Multi-Utilities — 1.1%
Ameren Corp.	31,685	2,330,432

Oil, Gas & Consumable Fuels — 6.4%
Anadarko Petroleum Corp.	18,689	849,976
Chevron Corp.	38,603	4,755,118
Noble Energy, Inc.	65,045	1,608,563
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	48,662	3,045,755
Suncor Energy, Inc. (Canada)	67,788	2,198,365
Williams Cos, Inc. (The)	40,144	1,152,936

		13,610,713

Pharmaceuticals — 9.2%
Allergan PLC	10,628	1,556,045
AstraZeneca PLC (United Kingdom), ADR	112,335	4,541,704
Bristol-Myers Squibb Co.	37,516	1,789,888
Elanco Animal Health, Inc.*	22,054	707,272
Eli Lilly & Co.	26,809	3,478,736
Merck & Co., Inc.	39,902	3,318,649
Pfizer, Inc.	97,392	4,136,238

		19,528,532

Road & Rail — 1.4%
Lyft, Inc.*	367	28,732
Union Pacific Corp.	17,391	2,907,775

		2,936,507

Semiconductors & Semiconductor Equipment — 2.8%
Broadcom Ltd.	8,709	2,618,883
NVIDIA Corp.	9,266	1,663,803
Texas Instruments, Inc.	15,664	1,661,480

		5,944,166

Software — 7.1%
Adobe Systems, Inc.*	12,346	3,290,086
Microsoft Corp.	42,450	5,006,553
PTC, Inc.*	17,844	1,644,860
salesforce.com, Inc.*	23,951	3,793,120
SAP SE (Germany), ADR	12,235	1,412,653

		15,147,272

Specialty Retail — 1.8%
Lowe’s Cos, Inc.	15,890	1,739,478
Ross Stores Inc.	21,752	2,025,111

		3,764,589

Technology Hardware, Storage & Peripheral — 0.7%
Apple, Inc.	7,515	1,427,474

Textiles, Apparel & Luxury Goods — 2.8%
Lululemon Athletica, Inc. (Canada)*	14,404	2,360,383
NIKE, Inc.	23,023	1,938,767
Tapestry, Inc.	49,750	1,616,378

		5,915,528

TOTAL COMMON STOCKS (cost $144,055,340)		210,634,886

SHORT-TERM INVESTMENT — 1.4%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,981,864)(a)	2,981,864	2,981,864

TOTAL INVESTMENTS — 100.3% (cost $147,037,204)		213,616,750
Liabilities in excess of other assets — (0.3)%		(692,117)

NET ASSETS — 100%		$212,924,633

The following abbreviation is used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).